Insurance and Reinsurance Contract Assets and Liabilities - Additional Information (Detail) $ in Millions, $ in Billions				12 Months Ended
	Jan. 02, 2025 CAD ($)	Apr. 02, 2024 CAD ($)	Feb. 22, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 20, 2024	Mar. 25, 2024	Dec. 11, 2023
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				$ 605		$ 174
Insurance risk
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				(1,500)	$ (1.1)
Increase (decrease) in pre-tax net income attributed to shareholders				244		250
Increase (decrease) in net income attributed to shareholders after tax				216		199
Increase (decrease) in pre-tax net income attributed to participating policyholders				88		29
Increase (decrease) in post-tax net income attributed to participating policyholders				67		21
Increase (decrease) in contractual service margin				1,080		421
Increase in pre-tax other comprehensive income				52		771
Increase in post-tax other comprehensive income				73		632
Increase in pre-tax other comprehensive income attributed to participating policyholders				91		45
Increase in post-tax other comprehensive income attributed to participating policyholders				70		32
Increase in pre-tax fulfilment cash flows due to changes in actuarial methods and assumptions				500	0.3
Insurance risk | Canada
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in impact of changes in pre fulfilment cash flows				382		266
Increase (decrease) in impact of changes in net income attributed to shareholder pre-tax				80		3
Increase (decrease) in impact of changes in net income attributed to shareholders after tax				58		2
Increase (decrease) in impact of changes in contractual service margin flows				348		222
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder pre-tax				98		15
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder post-tax				71		10
Insurance risk | U.S.
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in impact of changes in pre fulfilment cash flows				179		895
Increase (decrease) in impact of changes in net income attributed to shareholder pre-tax				298		256
Increase (decrease) in impact of changes in net income attributed to shareholders after tax				235		202
Increase (decrease) in impact of changes in contractual service margin flows				43		1,228
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder pre-tax				75		589
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder post-tax				60		466
Insurance risk | Asia
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in contractual service margin				704		591
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions				418		818
Decrease in pre-tax income attributable to shareholders due to updates in incidence rates				26		4
Decrease in after-tax income attributable to shareholders due to updates in incidence rates				39		5
Increase (decrease) in pre-tax other comprehensive income attributable to shareholders due to updates in incidence rates				224		213
Increase (decrease) in after tax other comprehensive income attributable to shareholders due to updates in incidence rates				203		190
Insurance risk | Corporate and Other
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in pre-tax fulfilment cash flows due to changes in actuarial methods and assumptions				16		15
Decrease in contractual service margin flows due to changes in actuarial methods and assumptions				15		6
Increase (decrease) in pre tax other comprehensive income due to changes in acturial methods and assumptions				1		16
Increase (decrease) in post tax other comprehensive income due to changes in acturial methods and assumptions				$ 1		14
Increase in pre-tax net income attributable to shareholders due to changes in actuarial methods and assumptions						7
Increase in post-tax net income attributable to shareholders due to changes in actuarial methods and assumptions						6
Insurance risk | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk				90.00%			90.00%
Insurance risk | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk				95.00%			95.00%
Hong Kong health insurance product reserving approach
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				$ (463)
Methodology and other updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				(207)		(156)
Lapse and policyholder behaviour updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				(181)		(620)
Long-term care triennial review
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				(77)
Long-term care triennial review | Insurance risk
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in pre-tax fulfilment cash flows due to changes in actuarial methods and assumptions				1,900	$ 1.4
Insurance contract liabilities net of reinsurance actual premium pretax increase				3,200			$ 2.3
Mortality and morbidity updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				$ 39		273
Reinsurance contract and other risk adjustment review
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						$ (427)
Reinsurance contract and other risk adjustment review | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk						90.00%
Reinsurance contract and other risk adjustment review | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk						95.00%
Expense updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						$ 406
Financial related updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						$ 386
Reinsurance Group of America, Incorporated | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Invested assets transferred	$ 5,400
Insurance and investment contract net liabilities	5,200
Reinsurance contractual service margin	$ 201
RGA Life Reinsurance Company of Canada | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Invested assets transferred		$ 5,500
Insurance and investment contract net liabilities		5,400
Reinsurance contractual service margin		$ 213
Global Atlantic Financial Group | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Invested assets transferred			$ 13,400
Insurance and investment contract net liabilities			13,200
Reinsurance contractual service margin			308
Financial assets			$ 134
Transaction Has Closed | Administering The Insurance Contracts | RGA Life Reinsurance Company of Canada | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts									100.00%
Transaction Has Closed | LTC Block | Administering The Insurance Contracts | Reinsurance Group of America, Incorporated | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts								75.00%
Transaction Has Closed | LTC Block | Administering The Insurance Contracts | Global Atlantic Financial Group | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts										80.00%
Transaction Has Closed | Other Block | Administering The Insurance Contracts | Global Atlantic Financial Group | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts										100.00%